Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Equipment
Schedule of depreciation and amortisation expense

	December 31,
	2020	2019
Cost at opening balance	118	813
Acquisition for the year	0	118
Disposal for the year	0	(813)
Exchange differences	(4)	—
Additional, through business combinations	100	—
Cost at closing balance	214	118

Depreciation at opening balance	(14)	(706)
Deprecation for the year	(37)	(44)
Disposal for the year	0	736
Depreciation at closing balance	(51)	(14)

Net book value	163	104

Parent Company
Equipment
Schedule of depreciation and amortisation expense

	December 31,
	2020	2019
Cost at opening balance	118	813
Acquisition for the year	0	118
Disposal for the year	0	(813)
Cost at closing balance	118	118

Depreciation at opening balance	(14)	(706)
Deprecation for the year	(24)	(44)
Disposal for the year	0	736
Depreciation at closing balance	(38)	(14)

Net book value	80	104